Mortgage Note Payable (Schedule of Mortgage Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013 property	Dec. 31, 2012 property		Dec. 31, 2011 property
Mortgage Loans on Real Estate [Line Items]
Outstanding Loan Amount	$ 269,891	$ 265,118		$ 35,320
Effective interest rate	3.11%
Mortgages [Member]
Mortgage Loans on Real Estate [Line Items]
Encumbered Properties	165	164		29
Outstanding Loan Amount	$ 269,891	$ 265,118		$ 35,320
Debt, Weighted Average Interest Rate	4.26% [1]	4.28%	[1],[2]	4.45%	[2]
Debt, Weighted Average Maturity Term	4 years 8 months 6 days	5 years 6 months 3 days	[3],[4]	4 years 4 months 24 days	[3]
Minimum [Member] | Mortgages [Member]
Mortgage Loans on Real Estate [Line Items]
Effective interest rate	2.73%	3.32%		3.75%
Maximum [Member] | Mortgages [Member]
Mortgage Loans on Real Estate [Line Items]
Effective interest rate	6.13%	6.13%		5.32%

[1]	Mortgage notes payable have fixed rates or are fixed by way of interest rate swap arrangements. Effective interest rates range from 2.73% to 6.13% at September 30, 2013 and 3.32% to 6.13% at December 31, 2012.
[2]	Mortgage notes payable have fixed rates or rates that are fixed through the use of derivative instruments. Effective interest rates range from 3.32% to 6.13% at December 31, 2012 and 3.75% to 5.32% at December 31, 2011.
[3]	Weighted average remaining years until maturity as of December 31, 2012 and 2011, respectively.
[4]	Weighted average remaining years until maturity as of September 30, 2013 and December 31, 2012, respectively.